Expected credit loss measurement - ECL in the period (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 551	$ 1,037	$ 29
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(99)	593	29
Credit-impaired (stage 3 and purchased credit-impaired) positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	651
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	612	378	$ 0
Lifetime expected credit losses | Purchased credit-impaired (PCI)
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 39	$ 67